OTHER ASSETS	12 Months Ended
Jun. 30, 2016
Other Assets [Abstract]
OTHER ASSETS

NOTE 8. OTHER ASSETS

Other assets as of June 30, 2016 and 2015 consisted of:

	June 30, 2016	June 30, 2015
Advanced payment to third party companies	$78,523	$391,075
Prepaid of insurance cost	175,000	-
Receivable for disposal of fix assets	270,000	-
Other receivables	85,228	36,311
	$608,751	$427,386

Advance payment to the third party companies as of June 30, 2016 represented an amount Jinshang Leasing and Dongsheng Guarantee prepaid for expense related car and office rentals. Advanced payment to the third party companies as of June 30, 2015 represented an amount Jinshang Leasing and Dongsheng Guarantee prepaid for office decoration and software development.